Shareholder Report, Average Annual Return (Details)	2 Months Ended	8 Months Ended	12 Months Ended	26 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	77 Months Ended	87 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C 000067992 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.35%					8.26%				7.71%
C 000225793 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.18%			(1.67%)
C 000202636 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.04%					5.89%		6.32%
C 000085348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.97%)					(2.42%)				(0.12%)
C 000218223 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.56%					9.69%			10.39%
C 000085350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.30%					2.98%				5.76%
C 000218224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.63%					18.81%			17.86%
C 000085352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.15%					12.93%				12.08%
C 000085353 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.03%					1.14%				3.89%
C 000085356 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.47%					4.41%				6.08%
C 000085346 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.97%					12.09%				10.16%
C 000067972 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.00%					(0.58%)				1.03%
C 000102954 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.91%					1.47%				3.27%
C 000067971 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.26%					4.58%				5.11%
C 000067969 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.67%					10.07%				9.36%
C 000067970 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.34%					8.10%				8.47%
C 000192205 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.28%					7.70%			7.79%
C 000218199 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.89%					2.56%			3.24%
C 000192204 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.92%					6.80%			7.03%
C 000218213 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.97%					4.52%			4.84%
C 000192203 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.48%					5.71%			6.03%
C 000192201 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.00%					8.92%			9.48%
C 000192197 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.04%					2.15%			2.85%
C 000192200 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.69%					7.97%			8.59%
C 000192198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.40%					4.08%			4.71%
C 000192199 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.05%					6.05%			6.57%
C 000192213 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.12%					8.12%			8.55%
C 000252140 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.80%)
C 000192212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.96%					6.23%			6.63%
C 000218219 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%					7.09%			7.24%
C 000218215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.14%					3.84%			4.35%
C 000218216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.37%					5.55%			5.87%
C 000192081 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%					7.17%			7.53%
C 000192069 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.65%					3.86%			4.52%
C 000192079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.14%					5.54%			6.04%
C 000225787 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.19%			(1.84%)
C 000225789 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.19%			(3.56%)
C 000225788 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.46%			2.16%
C 000225785 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.84%			5.10%
C 000225786 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.55%			2.75%
C 000192217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.02%					4.16%			3.77%
C 000067997 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.90%					(0.68%)				1.61%
C 000202638 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.32%					6.78%		6.36%
C 000192221 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.32%					7.73%			9.10%
C 000067991 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.01%					6.11%				8.80%
C 000067994 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.80%					8.96%				7.53%
C 000239074 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			35.68%	25.98%
C 000192047 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.87%					14.38%			14.24%
C 000234520 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.35%		5.51%
C 000210326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.65%					10.05%	10.42%
C 000192071 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.01%					3.17%			4.51%
C 000090918 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.76%					6.42%				5.78%
C 000067999 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.27%)					9.07%				3.35%
C 000067984 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.88%					15.65%				14.95%
C 000067965 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.82%					7.78%				6.00%
C 000192057 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.89%					14.85%			15.59%
C 000202640 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.83%					3.58%		5.51%
C 000210330 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.29%					5.07%	6.11%
C 000067990 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.76%					13.20%				11.69%
C 000218179 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.69%					10.07%			8.58%
C 000067976 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.60%					(0.03%)				1.66%
C 000192219 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.19%					0.93%			1.82%
C 000159264 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.44%					9.78%			11.28%
C 000218181 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.90%					(0.54%)			0.75%
C 000067979 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.11%					0.53%				1.68%
C 000106864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.93%					2.84%				3.38%
C 000067995 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.78%					5.28%				5.39%
C 000192208 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.59%					11.80%			11.86%
C 000192059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.28%					6.90%			5.95%
C 000153489 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.59%					6.96%			5.21%
C 000192061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%					7.73%			7.88%
C 000067975 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.19%					9.65%				9.97%
C 000067981 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.06%					7.61%				8.50%
C 000138277 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.73%					4.07%			4.47%
C 000202642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.22%					10.23%		9.32%
C 000067993 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.46%					11.33%				11.92%
C 000252144 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%
C 000067980 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.37%					(0.24%)				1.11%
C 000068003 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%					8.58%				7.38%
C 000218183 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.93%					3.48%			4.72%
C 000202643 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.82%					12.23%		12.04%
C 000218176 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.35%				2.42%
C 000218200 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			38.86%					12.95%				11.28%
C 000218203 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.15%					15.21%				13.47%
C 000218192 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.62%					10.20%			11.28%
C 000218205 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%					11.98%				3.87%
C 000218206 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.82%					10.91%				10.89%
C 000218208 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.38%					7.02%				8.58%
C 000192053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.10%					12.13%			10.89%
C 000218211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			35.73%					23.41%				21.26%
C 000192051 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.03%)					8.82%			7.03%
C 000218196 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.54%					19.84%				17.44%
C 000192055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.71%					2.74%			4.98%
C 000067968 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.77%					14.29%				12.81%
C 000192074 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.77%					13.71%			13.53%
C 000124096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%					6.59%			8.32%
C 000218194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.21%			10.79%
C 000067963 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.19%					9.86%				8.16%
C 000225796 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.37%			8.90%
C 000248332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.80%
C 000192222 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.81%					14.22%			14.09%
C 000202646 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%					12.46%		13.61%
C 000218184 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.69%					9.07%			7.05%
C 000234522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.19%		10.94%
C 000111250 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.90%					2.89%				3.36%
C 000218221 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.43%					13.11%			12.51%
C 000192063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.99%					2.55%			2.99%
C 000218186 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.05%					0.39%			1.95%
C 000067998 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.42%					2.24%				2.32%
C 000067978 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.25%					3.95%				4.54%
C 000248334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%
C 000192220 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.35%					0.62%			1.77%
C 000210335 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.07%					9.96%				5.93%
C 000210332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.05%					11.53%				9.13%
C 000192215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.89%					6.67%			7.28%
C 000218188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.65%					10.49%			10.97%
C 000252142 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)
C 000067987 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.33%					13.38%				13.91%
C 000067988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.51%					7.65%				10.19%
C 000067996 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%					1.94%				1.89%
C 000192218 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.33%					2.86%			3.17%
C 000067989 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.18%					10.52%				9.41%
C 000234524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.58%)		(5.74%)
C 000218190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.36%					6.88%			8.71%
C 000153493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.07%					3.68%			5.06%
C 000106862 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.36%					(0.69%)				0.25%
C 000067964 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.65%)					0.56%				3.05%
C 000067982 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.96%					7.80%				7.88%
C 000192065 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.81%					9.56%			9.73%
C 000067973 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.85%					(1.11%)				2.07%
C 000067986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.22%					8.57%				8.26%
Index S P 500 Index 3791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 3792 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.04%					8.67%				8.52%
Index Bloomberg U S Aggregate Index 3810 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%			(1.72%)
Index Morningstar Global Target Market Exposure Index 3835 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%		9.81%
Index 70 Morningstar Global Target Market Exposure Index 3836 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.23%					7.05%		7.42%
Index Bloomberg Global Aggregate Index 3861 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)				0.15%
Index Consumer Price Index 3862 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.89%					4.20%				3.00%
Index Morningstar Global Target Market Exposure Index 3880 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Global Target Market Exposure Index 3899 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index Morningstar Global Small Cap Target Market Exposure Index 3900 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.10%					6.22%				6.90%
Index S P 500 Index 3924 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index S P 500 Index 3948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index Morningstar Globalex U S Target Market Exposure Index 3966 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%				4.98%
Index Morningstar Global Target Market Exposure Index 3984 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index S P 500 Index 4002 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index Bloomberg U S Aggregate Index 4020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Morningstar Emerging Markets Target Market Exposure Index 4038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%					2.20%				4.20%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 4056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%				5.25%
Index Morningstar U S Market Extended Index 4075 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index S P Mid Cap 400 Index 4076 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.93%					10.34%				9.68%
Index Morningstar U S Market Extended Index 4095 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index S P Small Cap 600 Index 4096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.70%					8.36%				8.96%
Index Morningstar Global Target Market Exposure Index 4116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Aggressive Target Risk Index 4117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%					8.25%			8.63%
Index 90 Morningstar Global Target Market Exposure Index 4118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.52%					9.04%			8.90%
Index Bloomberg U S Aggregate Index 4143 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Conservative Target Risk Index 4144 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.57%					1.69%			2.68%
Index 20 Morningstar Global Target Market Exposure Index 4145 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.30%					1.84%			2.83%
Index Morningstar Global Target Market Exposure Index 4171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 4172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 80 Morningstar Global Target Market Exposure Index 4173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%			8.08%
Index Bloomberg U S Aggregate Index 4199 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Moderately Conservative Target Risk Index 4200 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%			4.64%
Index 40 Morningstar Global Target Market Exposure Index 4201 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%			4.64%
Index Morningstar Global Target Market Exposure Index 4228 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 4229 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 60 Morningstar Global Target Market Exposure Index 4230 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%			6.39%
Index Morningstar Global Target Market Exposure Index 4257 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Aggressive Target Risk Index 4258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%					8.25%			8.63%
Index 63 S P 500 Index 27 Morningstar Developed Marketsex North America Target Market Exposure Index 4259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.56%					10.48%			10.48%
Index Bloomberg U S Aggregate Index 4291 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Conservative Target Risk Index 4292 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.57%					1.69%			2.68%
Index 80 Bloomberg U S Aggregate Index 1430 S P 500 Index 570 Morningstar Developed Marketsex North America Target Market Exposure Index 4293 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.57%					2.17%			3.20%
Index Morningstar Global Target Market Exposure Index 4326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 4327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 56 S P 500 Index 20 Bloomberg U S Aggregate Index 24 Morningstar Developed Marketsex North America Target Market Exposure Index 4328 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.78%					9.32%			9.48%
Index Bloomberg U S Aggregate Index 4360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Moderately Conservative Target Risk Index 4361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%			4.64%
Index 60 Bloomberg U S Aggregate Index 28 S P 500 Index 12 Morningstar Developed Marketsex North America Target Market Exposure Index 4362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%					4.58%			5.32%
Index Morningstar Global Target Market Exposure Index 4395 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 4396 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 42 S P 500 Index 18 Morningstar Developed Marketsex North America Target Market Exposure Index 4397 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%					6.97%			7.43%
Index Morningstar Global Target Market Exposure Index 4429 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 4430 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 80 Morningstar Global Target Market Exposure Index 4431 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%			8.08%
Index Bloomberg U S Aggregate Index 4456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.68%)
Index Morningstar Moderately Conservative Target Risk Index 4457 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.13%)
Index 40 Morningstar Global Target Market Exposure Index 4458 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.68%)
Index Morningstar Global Target Market Exposure Index 4483 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 4484 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 60 Morningstar Global Target Market Exposure Index 4485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%			6.39%
Index Morningstar Global Target Market Exposure Index 4510 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 4511 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 80 Morningstar Global Target Market Exposure Index 4512 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%			8.08%
Index Bloomberg U S Aggregate Index 4544 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Moderately Conservative Target Risk Index 4545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%			4.64%
Index 40 Morningstar Global Target Market Exposure Index 4546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%			4.64%
Index Morningstar Global Target Market Exposure Index 4577 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 4578 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 60 Morningstar Global Target Market Exposure Index 4579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%			6.39%
Index Morningstar Global Target Market Exposure Index 4611 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 4612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 80 Morningstar Global Target Market Exposure Index 4613 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%			8.08%
Index Bloomberg U S Aggregate Index 4638 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Moderately Conservative Target Risk Index 4639 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%			4.64%
Index 40 Morningstar Global Target Market Exposure Index 4640 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%			4.64%
Index Morningstar Global Target Market Exposure Index 4666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 4667 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 60 Morningstar Global Target Market Exposure Index 4668 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%			6.39%
Index Bloomberg U S Aggregate Index 4692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%			(1.72%)
Index Morningstar Emerging Markets Target Market Exposure Index 4723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%			(2.78%)
Index Morningstar Developed Marketsex North America Target Market Exposure Index 4751 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%			2.32%
Index Morningstar U S Market Extended Index 4783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%			9.82%
Index S P Mid Cap 400 Index 4784 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.93%			5.18%
Index Morningstar U S Market Extended Index 4813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%			9.82%
Index S P Small Cap 600 Index 4814 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.70%			2.84%
Index Bloomberg U S Aggregate Index 4843 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Wilshire Liquid Alternative Index 4844 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.33%					2.48%			2.21%
Index Morningstar Emerging Markets Index 4885 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.05%					2.86%				4.34%
Index Morningstar Globalex U S Target Market Exposure Index 4925 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%		4.79%
Index Morningstar Globalex U S Small Cap Target Market Exposure Index 4926 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.66%					3.32%		3.23%
Index Morningstar U S Market Extended Index 4961 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Mid Cap Index 4962 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.29%					10.50%			10.96%
Index Morningstar U S Market Extended Index 4999 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Small Cap Broad Growth Extended Index 5000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%					7.10%				8.33%
Index Morningstar U S Market Extended Index 5037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Small Cap Broad Value Extended Index 5038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.27%					8.99%				7.52%
Index Morningstar U S Target Market Exposure Index 5072 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%	22.56%
Index S P 500 Index 5106 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index Morningstar Global Target Market Exposure Index 5134 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%		10.53%
Index Morningstar U S Target Market Exposure Index 5164 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%	15.06%
Index Morningstar Globalex U S Target Market Exposure Index 5192 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%			4.32%
Index Morningstar Developed Markets Target Market Exposure Index 5223 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%				9.87%
Index 36 S P 500 Index 24 F T S E Worldex U S Index 24 I C E Bof A Current 5 Year U S Treasury Index 16 F T S E Non U S Dollar World Government Bond 5224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.09%					5.87%				6.25%
Index Morningstar Global Target Market Exposure Index 5262 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index S P Global Natural Resources Index 5263 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(8.85%)					5.13%				4.63%
Index Morningstar U S Target Market Exposure Index 5286 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				13.04%
Index Morningstar U S Large Mid Cap Broad Growth Index 5287 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%				15.14%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 5314 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%				5.25%
Index Morningstar Developed Marketsex North America Value Target Market Exposure Index 5315 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.74%					5.24%				4.65%
Index Morningstar U S Target Market Exposure Index 5344 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar U S Large Mid Cap Broad Growth Index 5345 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%			17.14%
Index Morningstar U S Target Market Exposure Index 5379 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%		13.93%
Index Morningstar U S R E I T Index 5380 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.75%					3.24%		5.75%
Index Morningstar Developed Marketsex U S Target Market Exposure Index 5407 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.65%					5.21%	6.13%
Index Morningstar U S Market Extended Index 5435 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Market Extended Index 5464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Small Cap Extended Index 5465 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.34%					7.88%			7.89%
Index Bloomberg U S Aggregate Index 5493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Bloomberg Global Aggregate Index 5525 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)			(0.56%)
Index Bloomberg E M U S D Aggregate Index 5526 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.58%					0.63%			1.88%
Index S P 500 Index 5554 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index Bloomberg U S Aggregate Index 5588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Bloomberg U S Aggregate Index 5635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Morningstar Global Target Market Exposure Index 5674 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index S P Global Infrastructure Index 5675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%					4.40%				5.00%
Index S P 500 Index 5705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index 50 S P 500 Value Index 50 I C E Bof A U S High Yield Index 5706 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.38%					7.41%				7.67%
Index S P 500 Index 5743 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index S P 500 Value Index 5744 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.29%					10.49%			10.89%
Index Morningstar Emerging Markets Target Market Exposure Index 5772 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%					2.20%			2.86%
Index Morningstar Developed Markets Target Market Exposure Index 5809 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%			10.63%
Index S P 500 Index 5844 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index Morningstar U S Large Mid Cap Broad Value Index 5845 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%			10.87%
Index Morningstar Global Target Market Exposure Index 5873 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index Morningstar U S Market Extended Index 5901 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Small Cap Broad Growth Extended Index 5902 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%					7.10%				8.33%
Index Morningstar Global Target Market Exposure Index 5937 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index 60 Morningstar Global Target Market Exposure Index 5938 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.02%					5.08%			5.56%
Index S P 500 Index 5970 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%		14.01%
Index C B O E S P 500 Buy Write Index 5971 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.12%					6.88%		6.10%
Index Morningstar U S Market Extended Index 6003 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Mid Cap Broad Growth Index 6004 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%					11.14%				11.11%
Index Morningstar U S Target Market Exposure Index 6033 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%
Index Nasdaq 100 Index 6034 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
Index Bloomberg U S Aggregate Index 6066 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Bloomberg U S Government Index 6067 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.62%					(0.63%)				0.85%
Index Morningstar U S Target Market Exposure Index 6096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 6097 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%				10.39%
Index Morningstar Globalex U S Target Market Exposure Index 6126 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%			4.32%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 6127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%			4.64%
Index Morningstar Global Target Market Exposure Index 6158 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%		9.81%
Index Bloomberg U S Aggregate Index 6194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%				(1.38%)
Index I C E Bof A 13 Year U S Corporate Index 6195 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%				2.22%
Index Morningstar U S Market Extended Index 6227 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Communication Services Index 6228 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			39.13%					13.12%				12.63%
Index Morningstar U S Market Extended Index 6252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Consumer Cyclical Index 6253 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.49%					15.76%				13.99%
Index Morningstar U S Target Market Exposure Index 6278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Dow Jones Industrial Average 6279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%					10.55%			11.61%
Index Morningstar U S Market Extended Index 6308 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Energy Index 6309 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.70%					12.37%				4.42%
Index Morningstar U S Market Extended Index 6332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Financial Services Index 6333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.23%					12.10%				12.12%
Index Morningstar U S Market Extended Index 6358 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Healthcare Index 6359 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.67%					7.17%				8.75%
Index Morningstar U S Market Extended Index 6384 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Industrials Index 6385 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.57%					11.92%			11.29%
Index Morningstar U S Market Extended Index 6412 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Technology Index 6413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.16%					24.16%				21.39%
Index Morningstar U S Market Extended Index 6439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Basic Materials Index 6440 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.78%)					9.24%			7.86%
Index Morningstar U S Target Market Exposure Index 6464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				13.04%
Index Nasdaq 100 Index 6465 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.88%					20.18%				18.53%
Index Morningstar U S Market Extended Index 6494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Real Estate Index 6495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.03%					2.97%			5.19%
Index S P 500 Index 6517 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index Morningstar U S Market Extended Index 6546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Market Index 6547 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.09%					13.96%			13.87%
Index Morningstar U S Market Extended Index 6576 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Utilities Index 6577 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.74%					6.90%			8.69%
Index Morningstar Developed Markets Target Market Exposure Index 6598 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%			10.63%
Index Morningstar U S Market Extended Index 6630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Mid Cap Broad Value Index 6631 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.44%					9.12%				9.11%
Index Morningstar Developed Markets Target Market Exposure Index 6660 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%			7.99%
Index Morningstar Pitch Book Developed Markets Listed Private Equity Index 6661 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.14%			9.70%
Index Morningstar U S Market Extended Index 6690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.12%
Index Morningstar U S Small Mid Cap Moat Focus Index 6691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.76%
Index Morningstar U S Small Mid Cap Index 6692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.52%
Index Morningstar U S Target Market Exposure Index 6722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar U S Sustainability Index 6723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.21%					13.71%			13.89%
Index Morningstar U S Large Mid Cap Index 6724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.07%					14.36%			14.27%
Index S P 500 Index 6753 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%		14.01%
Index Morningstar Wide Moat Focus Index 6754 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%					12.97%		14.10%
Index Morningstar Global Target Market Exposure Index 6782 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Bloomberg Commodity Index 6783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.38%					6.77%			4.55%
Index Morningstar Global Target Market Exposure Index 6812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%		10.53%
Index Bloomberg Gold Subindex 6813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.63%		11.61%
Index Bloomberg U S Aggregate Index 6847 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Morningstar U S Target Market Exposure Index 6885 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar U S Large Mid Cap Broad Value Index 6886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%			10.87%
Index Bloomberg U S Aggregate Index 6920 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Bloomberg U S Aggregate Index 6958 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Bloomberg U S Credit Index 6959 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.03%					0.23%			1.81%
Index Bloomberg U S Aggregate Index 6991 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Bloomberg U S Treasury U S T I P S Index 6992 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.83%					1.87%				2.24%
Index Bloomberg U S Aggregate Index 7023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Bloomberg U S Corporate High Yield 2 Issuer Capped Index 7024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.19%					4.20%				5.16%
Index I C E Bof A U S High Yield Constrained Index 7025 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.20%					4.03%				5.08%
Index Bloomberg U S Aggregate Index 7054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.58%
Index Bloomberg U S Credit Index 7055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.05%
Index Bloomberg U S Aggregate Index 7087 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar U S Market Extended Index 7126 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index R A F I Fundamental U S Small Company Index 7127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%					10.28%				9.01%
Index Morningstar U S Small Cap Extended Index 7128 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.34%					7.88%				7.88%
Index Morningstar U S Market Extended Index 7157 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index R A F I Multi Factor U S Index 7158 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.47%					11.92%				10.89%
Index Morningstar Global Target Market Exposure Index 7188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 7189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 45 S P 50020 Morningstar Developed Marketsex North America Target Market Exposure Index 7190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.04%					7.52%			7.90%
Index S P 500 Index 7230 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 7231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.04%					8.67%			9.15%
Index S P 500 Index 7268 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%
Index S P 500 Index 7297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index Morningstar U S Large Mid Cap Broad Growth Index 7298 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%				15.14%
Index Morningstar U S Market Extended Index 7332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%				12.56%
Index Morningstar U S Mid Cap Broad Growth Index 7333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%					11.14%				11.11%
Index Bloomberg U S Aggregate Index 7362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)				1.35%
Index Bloomberg 13 Year Government Credit Index 7363 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.36%					1.58%				1.63%
Index Bloomberg U S Aggregate Index 7402 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Bloomberg U S Corporate High Yield 2 Issuer Capped Index 7403 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.19%					4.20%			4.59%
Index I C E Bof A U S High Yield Constrained Index 7404 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.20%					4.03%			4.45%
Index Morningstar U S Target Market Exposure Index 7439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 7440 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%				10.39%
Index Morningstar Emerging Markets Target Market Exposure Index 7469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%		2.93%
Index Morningstar China Index 7470 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.50%		1.30%
Index Morningstar Globalex U S Target Market Exposure Index 7505 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%			4.32%
Index Bloomberg U S Aggregate Index 7538 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Wilshire Liquid Alternative Event Driven Index 7539 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.95%					1.88%			2.23%
Index Bloomberg Global Aggregate Index 7574 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)				0.15%
Index 50 Bloomberg Global Aggregate Index 25 Bloomberg E M U S D Aggregate Index 25 Bloomberg U S Corporate High Yield 2 Issuer Capped Index 7575 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.77%					0.26%				2.19%
Index Morningstar Globalex U S Target Market Exposure Index 7612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%				4.98%
Index S P 500 Index 7641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%				13.10%
Index 65 S P 500 Index 35 Bloomberg U S Aggregate Index 7642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.26%					9.41%				9.10%
Index Morningstar U S Target Market Exposure Index 7675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar Dividend Composite Index 7676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.72%					11.04%			11.44%
Index Morningstar Global Target Market Exposure Index 7705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%				9.21%
Index F T S E E P R A Nareit Developed Real Estate Index 7706 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%					(1.00%)				2.23%
Index Morningstar U S Target Market Exposure Index 7733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 7734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%				10.39%